Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common shares, authorized	70,000,000	70,000,000
Common shares, issued	10,049,754	7,974,252
Common shares, outstanding	10,049,754	7,974,252